Finance income and costs (Tables)	6 Months Ended
Jun. 30, 2020
Finance income and costs
Summary Of Finance Income

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Interest on term deposits	8,365	19,348	27,356	45,421
Interest accrued on loan issued to equity-accounted investee	66	—	66	—
Other finance income	181	137	348	271
Total finance income	8,612	19,485	27,770	45,692

Summary Of Finance Costs

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Interest accrued on bank loan (note 19(a))	(96,013)	(147,836)	(204,249)	(300,498)
Interest accrued on other loan (note 19(b))	—	—	—	(6,391)
Interest accrued on lease liabilities (note 21)	(6,776)	(8,430)	(13,966)	(17,207)
Net loss on financial assets measured at fair value through profit and loss	(2,642)	—	(2,642)	—
Other finance costs	(3,233)	(583)	(6,640)	(583)
Total finance costs	(108,664)	(156,849)	(227,497)	(324,679)